UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08014

Dividend Builder Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Dividend Builder Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 3.3%
General Dynamics Corp.	250,000	$20,842,500
Lockheed Martin Corp. (1)	137,995	13,702,904
Raytheon Co.	200,000	12,922,000
United Technologies Corp.	200,000	13,764,000
		$61,231,404
Broadcasting and Cable — 1.0%
Rogers Communications, Inc., Class B (1)	500,000	$17,960,000
		$17,960,000
Capital Markets — 1.0%
Ameriprise Financial, Inc.	200,000	$10,370,000
Goldman Sachs Group, Inc.	55,000	9,096,450
		$19,466,450
Chemicals — 0.0%
Arkema ADR (2)	1,249	$67,508
		$67,508
Commercial Banks — 1.7%
HSBC Holdings PLC ADR	150,000	$12,345,000
PNC Financial Services Group, Inc.	150,000	9,835,500
U.S. Bancorp	280,000	9,060,800
		$31,241,300
Computer Peripherals — 0.6%
International Business Machines Corp.	100,000	$11,514,000
		$11,514,000
Construction & Engineering — 1.5%
Acciona S.A.	103,578	$27,835,124
		$27,835,124
Diversified Telecommunication Services — 5.8%
BCE, Inc. (1)	200,641	$6,767,621
Chunghwa Telecom Co., Ltd. ADR	400,000	10,408,000
Elisa Oyj (1)	750,000	18,794,859
Tele2 AB, Class B	1,300,000	24,641,116
TeliaSonera AB	4,000,000	32,176,845
Telstra Corp., Ltd.	6,053,000	15,586,934
		$108,375,375
Electric Utilities — 24.7%
CEZ AS	575,000	$44,231,587
CPFL Energia S.A. ADR (1)	218,968	13,352,669
E.ON AG	250,000	46,426,501
E.ON AG ADR	260,000	16,068,000
EDF Energies Nouvelles S.A. (1)	38,000	2,335,364
Edison International	675,000	33,088,500
Entergy Corp.	250,000	27,270,000
Exelon Corp.	350,000	28,444,500
FirstEnergy Corp.	475,000	32,594,500
Fortum Oyj (1)	850,000	34,804,741
FPL Group, Inc.	381,860	23,957,896
ITC Holdings Corp.	410,784	21,385,415
Mirant Corp. (1) (2)	550,000	20,014,500
NRG Energy, Inc. (1) (2)	940,000	36,650,600
PPL Corp.	550,000	25,256,000
Reliant Energy, Inc. (2)	200,000	4,730,000
RWE AG	300,000	37,011,382
Scottish and Southern Energy PLC	600,000	16,759,691
		$464,381,846
Electrical Equipment — 0.4%
JA Solar Holdings Co., Ltd. ADR (1) (2)	421,100	$7,832,460
		$7,832,460

Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc.	100,000	$11,640,000
Schlumberger, Ltd.	100,000	8,700,000
Transocean, Inc. (2)	139,920	18,917,184
		$39,257,184
Food & Staples Retailing — 1.8%
CVS Caremark Corp.	250,000	$10,127,500
Wal-Mart Stores, Inc.	450,000	23,706,000
		$33,833,500
Food Products — 2.0%
Nestle SA	75,000	$37,641,705
		$37,641,705
Gas Utilities — 1.6%
Enagas	800,000	$23,985,876
Questar Corp.	100,000	5,656,000
		$29,641,876
Health Care Equipment & Supplies — 1.2%
Covidien, Ltd.	525,000	$23,231,250
		$23,231,250
Insurance — 4.1%
AFLAC, Inc.	300,000	$19,485,000
Chubb Corp.	350,000	17,318,000
MetLife, Inc.	300,000	18,078,000
Travelers Companies, Inc. (The)	125,000	5,981,250
Zurich Financial Services AG	50,000	15,824,965
		$76,687,215
Integrated Oil — 1.0%
Statoil ASA ADR (1)	250,000	$7,467,500
Total SA ADR	150,000	11,101,500
		$18,569,000
IT Services — 2.0%
MasterCard, Inc., Class A	50,000	$11,149,500
Visa, Inc., Class A (2)	427,891	26,683,283
		$37,832,783
Media — 1.3%
Comcast Corp., Class A (1)	1,311,000	$25,354,740
		$25,354,740
Metals & Mining — 2.0%
BHP Billiton, Ltd. ADR (1)	200,000	$13,170,000
Goldcorp, Inc. (1)	650,000	25,187,500
		$38,357,500
Oil and Gas-Exploration and Development — 4.8%
Anadarko Petroleum Corp.	430,000	$27,102,900
Apache Corp.	350,000	42,287,000
Petroleo Brasileiro S.A. ADR (1)	206,194	21,054,469
		$90,444,369
Oil and Gas-Exploration and Production — 1.7%
Hess Corp.	200,000	$17,636,000
Southwestern Energy Co. (2)	400,000	13,476,000
		$31,112,000
Oil, Gas & Consumable Fuels — 4.1%
Occidental Petroleum Corp.	150,000	$10,975,500
Range Resources Corp.	175,000	11,103,750
Valero Energy Corp.	350,000	17,188,500
Williams Cos., Inc. (1)	850,000	28,033,000
XTO Energy, Inc.	150,000	9,279,000
		$76,579,750
Pharmaceuticals — 1.0%
Johnson & Johnson	300,000	$19,461,000
		$19,461,000
Real Estate Investment Trusts (REITs) — 1.0%
Simon Property Group, Inc. (1)	200,000	$18,582,000
		$18,582,000

Specialty Retail — 0.5%
Staples, Inc.	450,000	$9,949,500
		$9,949,500
Telecommunications Services — 9.3%
AT&T, Inc.	791,750	$30,324,025
Bell Aliant Regional Communications (2) (3)	27,940	816,647
BT Group PLC ADR	311,200	13,412,720
Koninklijke (Royal) KPN NV	1,700,000	28,804,170
Telefonica 02 Czech Republic AS	1,050,000	33,795,297
Telefonos de Mexico SA de CV (Telmex) ADR (1)	775,000	29,140,000
Telenor ASA (2)	555,900	10,727,782
TELUS Corp. (1)	200,000	8,370,000
Verizon Communications, Inc.	517,000	18,844,650
		$174,235,291
Thrifts & Mortgage Finance — 0.5%
Federal National Mortgage Association	350,000	$9,212,000
		$9,212,000
Tobacco — 2.4%
Altria Group, Inc.	425,000	$9,435,000
British American Tobacco PLC	400,000	15,045,529
Philip Morris International, Inc. (2)	425,000	21,496,500
		$45,977,029
Utilities-Electric and Gas — 8.3%
CMS Energy Corp. (1)	1,900,000	$25,726,000
Constellation Energy Group, Inc.	480,000	42,369,600
National Grid PLC	1,000,000	13,838,911
Public Service Enterprise Group, Inc.	705,336	28,347,454
Suez SA ADR	700,000	45,087,000
		$155,368,965
Water Utilities — 3.1%
Pennon Group PLC	300,000	$3,861,196
United Utilities PLC	950,003	13,048,511
Veolia Environment ADR (1)	600,000	41,958,000
		$58,867,707
Wireless Telecommunication Services — 3.2%
America Movil SAB de CV ADR, Series L	304,622	$19,401,375
Vimpel-Communications ADR	650,000	19,428,500
Vodafone Group PLC ADR	706,687	20,854,333
		$59,684,208
Total Common Stocks (identified cost $1,507,371,490)		$1,859,786,039

Short-Term Investments — 18.4%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.32% (4) (5)	288,643	$288,643,465
Investment in Cash Management Portfolio, 2.81% (4)	$56,209	56,209,211
Total Short-Term Investments (identified cost $344,852,676)		$344,852,676
Total Investments — 117.4% (identified cost $1,852,224,166)		$2,204,638,715
Other Assets, Less Liabilities — (17.4)%		$(326,935,620)
Net Assets — 100.0%		$1,877,703,095

ADR	—	American Depository Receipt
(1)		All or a portion of this security was on loan at March 31, 2008.
(2)		Non-income producing security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2008, the aggregate value of the securities is $816,647 or 0.04% of the Portfolio’s net assets.

(4)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of March 31, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2008 were $2,289,197 and $368,476, respectively.

(5)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2008.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2008, the Portfolio loaned securities having a market value of $278,112,039 and received $288,643,465 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	69.4%	$1,303,506,186
Germany	4.4	83,437,884
Czech Republic	4.2	78,026,884
United Kingdom	3.3	62,553,837
Canada	3.2	59,101,768
Sweden	3.0	56,817,960
Finland	2.9	53,599,600
Switzerland	2.8	53,466,670
Spain	2.8	51,821,000
Netherlands	1.5	28,804,170
Australia	0.8	15,586,934
Norway	0.6	10,727,782
France	0.1	2,335,364
Long-Term Investments	99.0%	$1,859,786,039
Short-Term Investments		$344,852,676
Total Investments		$2,204,638,715

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio owned at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,852,306,718
Gross unrealized appreciation	$390,723,307
Gross unrealized depreciation	(38,391,310)
Net unrealized appreciation	$352,331,997

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$1,706,643,983	$—
Level 2	Other Significant Observable Inputs	497,994,732	—
Level 3	Significant Unobservable Inputs	—	—
Total		$2,204,638,715	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads.  The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008